Investment Strategy	May 30, 2025
Invesco MSCI North America Climate ETF | Invesco MSCI North America Climate ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
1.
The third paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus is deleted and replaced with the following:
To construct the Parent Index, the Index Provider conducts screens on the companies within the ACWI ex Select Countries Index (the “Index Universe”) to exclude companies in the business of tobacco, controversial or nuclear weapons, thermal coal mining, or thermal coal-based power generation. The exclusions for companies in the business of controversial weapons or nuclear weapons are categorical, meaning that the Parent Index will not include any securities from such companies, while the exclusions for companies in the business of tobacco, thermal coal mining, or thermal coal-based power generation are based on percentage of revenue thresholds.
Please Retain This Supplement for Future Reference.

Invesco MSCI Global Climate 500 ETF | Invesco MSCI Global Climate 500 ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
1.
The fourth paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus is deleted and replaced with the following:
To construct the Underlying Index, the Index Provider conducts screens on the universe of companies within the Parent Index to exclude companies in the business of tobacco, controversial or nuclear weapons, thermal coal mining, or thermal coal-based power generation. The exclusions for companies in the business of controversial weapons or nuclear weapons are categorical, meaning that the Underlying Index will not include any securities from such companies, while the exclusions for companies in the business of tobacco, thermal coal mining, or thermal coal-based power generation are based on percentage of revenue thresholds.
Please Retain This Supplement for Future Reference.